Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value				$ 2,928
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 21,961	$ 20,406	$ 17,522
Change in Fair value	(554)	197	(1,296)
Cumulative change in FV	$ (904)	$ (350)	$ (36)